Subsequent Events	9 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
As discussed in Note 1, on February 7, 2021, the Company entered into the Business Combination Agreement and a series of other agreements related to the Business Combination.
The Company evaluated subsequent events and transactions that occurred up to the date financial statements were available to be issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the financial statements, except as disclosed in Note 1.